Bank Borrowings - Schedule of Debt (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2026 CNY (¥)
China Construction Bank [Member]
Schedule of Debt [Line Items]
Due date	Feb. 16, 2027
Interest Rate	3.95%
Outstanding Balance	¥ 11,172
Qishang Bank [Member]
Schedule of Debt [Line Items]
Due date	Jun. 24, 2027
Interest Rate	6.87%
Outstanding Balance	¥ 5,200
Advance Finance [Member]
Schedule of Debt [Line Items]
Due date	Dec. 31, 2026
Interest Rate	8.00%
Outstanding Balance	¥ 14,494